Condensed Interim Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Share capital and share premium	Warrants	Share-based payment reserve	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Oct. 31, 2024		$ 24,168,256	$ 459,341	$ 2,523,946	$ (21,250)	$ (24,022,741)	$ 3,107,552
Balance (in Shares) at Oct. 31, 2024	[1]	10,667
Net loss for the period						(3,169,141)	(3,169,141)
Exercise of warrants		$ 437,007					437,007
Exercise of warrants (in Shares)	[1]	776
Issuance of common shares upon vesting of restricted share units		$ 964,836		(964,836)
Issuance of common shares upon vesting of restricted share units (in Shares)	[1]	2,010
Share-based compensation				690,250			690,250
Share-based compensation (in Shares)	[1]
Balance at Jul. 31, 2025		$ 25,570,099	459,341	2,249,360	(21,250)	(27,191,882)	1,065,668
Balance (in Shares) at Jul. 31, 2025	[1]	13,453
Balance at Oct. 31, 2025		$ 26,402,659	459,341	2,231,570	(21,250)	(27,879,724)	1,192,596
Balance (in Shares) at Oct. 31, 2025	[1]	15,883
Net loss for the period						(6,809,527)	(6,809,527)
Exercise of warrants		$ 745,671					745,671
Exercise of warrants (in Shares)	[1]	94,454
Issuance of common shares upon vesting of restricted share units		$ 64,340		(64,340)
Issuance of common shares upon vesting of restricted share units (in Shares)	[1]	388
Exercise of prefunded warrants		$ 1,410,000		(1,410,000)
Issuance of shares on prefunded warrants (in Shares)	[1]	60,000
Issuance of shares upon conversion of convertible loans (Notes 6, 7c(viii))		$ 8,899,559					8,899,559
Issuance of shares upon conversion of convertible loans (Notes 6, 7c(viii)) (in Shares)	[1]	1,778,626
Issuance of common shares		$ 7,245,761					7,245,761
Issuance of common shares (in Shares)	[1]	117,970
Share-based compensation		$ 262,504					1,676,844
Share-based compensation (in Shares)	[1]	77,890
Balance at Jul. 31, 2026		$ 45,030,494	$ 459,341	$ 2,171,570	$ (21,250)	$ (34,689,251)	$ 12,950,904
Balance (in Shares) at Jul. 31, 2026	[1]	2,145,211

[1]	On December 15, 2025, the Company effected a 1-for-40 reverse split of its issued and outstanding common shares and on May 21, 2026, the Company effected a further 1-for-10 reverse split of its issued and outstanding common shares. Following the Reverse Splits, holders of the Company’s common shares received 0.0025 of a common share for every one common share held. All share amounts have been retroactively adjusted for all periods presented.